Vanguard FTSE All-World ex-US Small-Cap Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103